Share-based compensation - Summary of RSUs (Details) - Restricted Stock Units		12 Months Ended
	Jun. 28, 2024 shares	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of instruments, Beginning balance		820,170	420,791	407,380
Number of warrants, granted		1,330,234	466,690	273,972
Number of instruments granted in exchange for stock options	212,862		212,862
Number of instruments, Forfeited		(117,861)	(105,150)	(123,544)
Number of instruments, Vested		(411,040)	(175,023)	(137,017)
Number of instruments, Ending balance		1,621,503	820,170	420,791
Grant date fair value, Beginning balance		26.00	58.20	88.40
Grant date fair value, Granted | $		$ 11,100	$ 21,000	$ 35,000
Grant date fair value, Granted in exchange for stock options | $ / shares			$ 19.40
Grant date fair value, Forfeited | $		$ 17,050.00	$ 39,800	$ 64,400
Grant date fair value , Vested | $ / shares		$ 29.52	$ 25.40	$ 63.00
Grant date fair value, Ending balance		13.51	26.00	58.20